Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of weighted average assumptions
The following weighted-average assumptions were used to estimate the fair value of stock options granted during the periods indicated:

Year ended September 30,	2013	2012	2011
Annual dividend yield	—%	2.34%	1.89%
Expected volatility	—%	31%	30%
Risk-free interest rate	—%	0.77%	2.00%
Expected life	0.0 years	4.5 years	4.5 years

Summary of option activity
A summary of stock option activity under the Plan as of 2013 and changes during the year is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2012	2,300,106	$20.60	4	$1,269
Granted	—	—
Exercised	(236,691)	18.12
Forfeited	(159,837)	20.31
Outstanding at September 30, 2013	1,903,578	$20.93	4	$2,563
Exercisable at September 30, 2013	1,615,828	$21.82	3	$1,196

Schedule of miscellaneous information related to stock options
Miscellaneous information related to stock options is presented below:

	2013	2012	2011
	(Dollars in thousands)
Compensation cost for stock options	$473	$848	$1,087
Weighted avg. grant date FV	3.24	3.53	3.89
Total intrinsic value of options exercised	781	125	259
Grant date FV of options exercised	791	54	312
Cash received from option exercises	4,261	357	1,630
Tax benefit realized for option exercises	1	—	37

Summary of nonvested activity
A summary of the Company's non-vested stock options as of 2013 and changes during the year is as follows:

Non-vested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2012	614,272	$3.20
Granted	—	—
Vested	(283,407)	2.95
Forfeited	(43,115)	3.25
Outstanding at September 30, 2013	287,750	$3.44